33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Schedule of financial instruments and fair value

The main financial instruments, classified in accordance with the accounting principles adopted by the Company, are as follows:

	Level	2019		2018
		Balance	Fair value	Balance	Fair value
Financial assets
Amortized cost (1)
Marketable securities – Cash investments	2	102	102	117	117
Accounts receivables from Customers and traders; Concession holders (transmission service)	2	4,601	4,601	4,173	4,173
Restricted cash	2	12	12	91	91
Accounts receivable from the State of Minas Gerais (AFAC)	2	115	115	246	246
Concession financial assets – CVA (Parcel ‘A’ Costs Variation Compensation) Account and Other financial components	3	882	882	1,081	1,081
Reimbursement of tariff subsidies	2	97	97	91	91
Low-income subsidy	2	30	30	30	30
Escrow deposits	2	2,540	2,540	2,502	2,502
Concession grant fee – Generation concessions	3	2,468	2,468	2,409	2,409
Indemnifiable receivable – Transmission		1,281	1,281	1,296	1,296
Accounts receivable – Renova	2	–	–	532	532
Reimbursement – Decontracting of supply	2	–	–	97	97
Reimbursement – Assignment of contract		–	–	10	10
		12,128	12,128	12,675	12,675
Fair value through profit or loss
Cash equivalents – Cash investments		326	326	783	783
Marketable securities
Treasury Financial Notes (LFTs)	1	94	94	254	254
Financial Notes – Banks	2	557	557	435	435
Debentures	2	–	–	7	7
		977	977	1,479	1,479
Derivative financial instruments (Swaps)	3	1,691	1,691	813	813
Derivative financial instruments (Ativas and Sonda Put options)	3	3	3	4	4
Concession financial assets – Distribution infrastructure	3	483	483	396	396
Indemnifiable receivable – Generation	3	816	816	816	816
		3,970	3,970	3,508	3,508
		16,098	16,098	16,183	16,183
Financial liabilities
Amortized cost (1)
Loans, financing and debentures	2	(14,777)	(14,777)	(14,772)	(14,772)
Debt with pension fund (Forluz)	2	(566)	(566)	(652)	(652)
Deficit of pension fund (Forluz)	2	(550)	(550)	(378)	(378)
Concessions payable	3	(20)	(20)	(19)	(19)
Suppliers	2	(2,080)	(2,080)	(1,801)	(1,801)
Leasing transactions (2)	2	(288)	(288)	–	–
Advances from customers	2	–	–	(79)	(79)
		(18,281)	(18,281)	(17,701)	(17,701)
Fair value through profit or loss
Derivative financial instruments (SAAG put options)	3	(483)	(483)	(419)	(419)
		(483)	(483)	(419)	(419)
		(18,764)	(18,764)	(18,120)	(18,120)

(1)	On December 31, 2019 and 2018, the book values of financial instruments reflect their fair values.
(2)	Leasing transactions recognized in accordance with IFRS 16. For more information see Note 21.

Schedule of net liabilities in relation to its equity	On December 31, 2019 and 2018, the options values were as follows:
	2019	2018
Put option – SAAG	483	419
Put / call options – Ativas and Sonda	(3)	(4)
	480	415

Schedule of changes in value of options

The changes in the value of the options are as follows:

Balance at December 31, 2016	196
Variation in fair value	121
Reversals	(5)
Balance at December 31, 2017	312
Adjustment to fair value	107
Balance at December 31, 2018	419
Adjustment to fair value	64
Balance at December 31, 2019	483

Schedule of changes in value of options - the difference between esimated fair value for assets and corresponding exercise price

The change in the value of the options – the difference between the estimated fair value for the assets and the corresponding exercise price, on December 31, 2018 and 2017 is as follows:

Balance at December 31, 2016	1,150
Variation in fair value	187
Written down, due to exercise of Put	(830)
Balance at December 31, 2017	507
Variation in fair value	48
Written down, due to exercise of Put	(555)
Balance at December 31, 2018	–

Schedule of derivative instruments contracted

This table presents the derivative instruments contracted by Cemig GT as of December 31, 2019 and 2018.

Assets (1)	Liability (1)	Maturity period	Trade market	Notional amount (2)	Unrealized gain / loss		Unrealized gain / loss
					Carrying amount 2019	Fair value 2019	Carrying amount 2018	Fair value 2018
US$ exchange variation + Rate (9.25% p.y.)	Local currency + R$ 150.49% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$1,000	814	1,235	679	627
US$ exchange variation + Rate (9.25% p.y.)	Local currency + R$125.52% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$500	108	456	33	186
					922	1,691	712	813

1)	For the US$1 billion Eurobond issued on December 2017: (i) for the principal, a call spread was contracted, with floor at R$ 3.25/US$ and ceiling at R$ 5.00/US$; and (ii) a swap was contracted for the total interest, for a coupon of 9.25% p.a. at an average rate equivalent to 150.49% of the CDI. For the additional US$500 issuance of the same Eurobond issued on July 2018: (1) a call spread was contracted for the principal, with floor at R$ 3.85/US$ and ceiling at R$ 5.00/US$; and (2) a swap was contracted for the interest, resulting in a coupon of 9.25% p.a., with an average rate equivalent to 125.52% of the CDI rate.
2)	In millions of US$.

Schedule of exposure to exchange rates

Cemig and its subsidiaries are exposed to the risk of appreciation in exchange rates, with effect on loans and financing, suppliers, and cash flow. The net exposure to exchange rates is as follows:

	2019		2018
Exposure to exchange rates	Foreign currency	R$	Foreign currency	R$
US dollar
Loans and financing	1,516	6,110	1,518	5,882
Suppliers (Itaipu Binacional)	60	243	70	268
	1,576	6,353	1,588	6,150
Net liabilities exposed		6,353		6,150

Schedule of exposure to exchange rates

The Company has prepared a sensitivity analysis of the effects on the Company’s net income arising from depreciation of the Real exchange rate by 25%, and by 50%, in relation to this ‘probable’ scenario.

Risk: foreign exchange rate exposure	Base Scenario	‘Probable’ scenario US$1=R$5.20	‘Possible’ scenario Appreciation 25.00% US$1= R$6.50	‘Remote’ scenario Appreciation 50.00% US$1=R$7.80
US dollar
Loans and financings	6,110	7,883	9,853	11,824
Suppliers (Itaipu Binacional)	243	313	392	470
	6,353	8,196	10,245	12,294
Net liabilities exposed	6,353	8,196	10,245	12,294
Net effect of exchange rate fluctuation	-	1,843	3,892	5,941

Schedule of risk of increase in inflation

This table presents the Company’s net exposure to inflation index:

Exposure to increase in inflation	2019	2018
Assets
Concession financial assets related to Distribution infrastructure - IPCA (1)	483	396
Receivable from Minas Gerais state government (Debt recognition agreement) – IGPM index (Note 13 and 32)	–	247
Receivable from Minas Gerais state government (AFAC) – IGPM (Note 13 and 32)	115	246
Receivable for residual value – Transmission – IPCA (Note 16)	2,468	1,296
Concession Grant Fee – IPCA (Note 16)	1,281	2,409
	4,347	4,594
Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 24)	(4,730)	(3,791)
Debt with pension fund (Forluz) – IPCA	(566)	(652)
Deficit of pension plan (Forluz) – IPCA	(550)	(378)
	(5,846)	(4,821)
Net assets (liabilities) exposed	(1,499)	(227)

(1)	Portion of the concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the regulator (Aneel) after the 3rd tariff review cycle.

Sensitivity analysis

In relation to the most significant risk of reduction in inflation index, reflecting the consideration that the Company has more assets than liabilities indexed to inflation indices, the Company estimates that, in a probable scenario, at December 31, 2020 the IPCA inflation index will be 1.31% and the IGPM inflation index will be 4.23%. The Company has prepared a sensitivity analysis of the effects on its net income arising from an increase in inflation of 25% and 50% in relation to the ‘probable’ scenario.

	2019	2020
Risk: increase in inflation	Amount Book value	‘Probable’ scenario IPCA 1.31% IGPM 4.23%	‘Possible’ scenario (25%) IPCA 1.64% IGPM 5.29%	‘Remote’ scenario (50%) IPCA 1.97% IGPM 6.35%
Assets
Concession financial assets related to Distribution infrastructure – IPCA (1)	483	489	491	493
Accounts receivable from Minas Gerais state government (AFAC) – IGPM index (Note 32)	115	120	121	122
Receivable for residual value – Transmission – IPCA (Note 16)	2,468	2,500	2,508	2,517
Concession Grant Fee – IPCA (Note 16)	1,281	1,298	1,302	1,306
	4,347	4,407	4,422	4,438
Liabilities
Loans, financing and debentures – IPCA and IGP-DI	(4,730)	(4,792)	(4,808)	(4,823)
Debt agreed with pension fund (Forluz) – IPCA	(566)	(573)	(575)	(577)
Deficit of pension plan (Forluz)	(550)	(557)	(559)	(561)
	(5,846)	(5,922)	(5,942)	(5,961)
Net liability exposed	(1,499)	(1,515)	(1,520)	(1,523)
Net effect of fluctuation in IPCA and IGP–M indices		(16)	(21)	(24)

(1)	Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the regulator (Aneel) after the 4rd tariff review cycle.

Schedule of flow of payments of the company's obligations for debt agreed, financings and debentures for floating and fixed rates including the interest specified in contracts

The flow of payments of the Company’s obligation to suppliers, debts with the pension fund, loans, financing and debentures, at floating and fixed rates, including future interest up to contractual maturity dates, is as follows:

	Up to 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
Financial instruments at (interest rates):
- Floating rates
Loans, financing and debentures	36	1,119	1,335	14,572	1,912	18,974
Onerous concessions	–	–	2	9	13	24
Debt with pension plan (Forluz) (Note 26)	12	24	111	557	–	704
Deficit of the pension plan (FORLUZ) (Note 26)	5	11	123	212	630	981
	53	1,154	1,571	15,350	2,555	20,683
- Fixed rate
Suppliers	1,786	293	1	–	–	2,080
	1,839	1,447	1,572	15,350	2,555	22,763

Schedule of credit exposure

Banks that exceed these thresholds are classified in three groups, by the value of their equity; and within this classification, limits of concentration by group and by institution are set:

Group	Equity	Concentration	Limit per bank (% of equity)*
A1	Over R$ 3.5 billion	Minimum of 50%	Between 6% and 9%
A2	R$ 1.0 billion to R$ 3.5 billion	Maximum 30%	Between 5% and 8%
B	R$ 400 to R$ 1.0 billion	Maximum 30%	Between 5% and 7%

*	The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.

Schedule of net liabilities in relation to its equity

This table shows comparisons of the Company’s net liabilities and its Equity on December 31, 2019 and 2018:

	2019	2018
Total liabilities	34,035	43,916
(–) Cash and cash equivalents	(536)	(891)
(–) Restricted cash	(12)	(91)
Net liabilities	33,487	42,934
Total equity	15,891	15,939
Net liabilities / equity	2.11	2.70

Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of fair value of derivative hedge instrument

Company has measured the effects on its net income of reduction of the estimated fair value for the ‘probable’ scenario, analyzing sensitivity for the risks of interest rates, exchange rates and volatility changes, by 25% and 50%, as follows:

	Base scenario Dec. 31, 2019	‘Probable’ scenario:	‘Possible’ scenario exchange rate depreciation and interest rate increase 25%	‘Remote’ scenario: exchange rate depreciation and interest rate increase 50%
Swap (asset)	6,427	7,193	6,087	5,052
Swap (liability)	(5,774)	(5,682)	(5,794)	(5,896)
Option / Call spread	1,038	1,705	1,183	481
Derivative hedge instrument	1,691	3,216	1,476	(363)

Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of estimation of company interest rate

The Company is exposed to the risk of increase in Brazilian domestic interest rates.  This exposure occurs as a result of net liabilities indexed to variation in interest rates, as follows:

Risk: Exposure to domestic interest rate changes	2019	2018
Assets
Cash equivalents – Cash investments (Note 6) – CDI	326	783
Marketable securities (Note 7) – CDI / SELIC	753	813
Accounts receivable – Renova (Note 32) – CDI	–	532
Restricted cash – CDI	12	91
CVA and in tariffs (Note 16) – SELIC	882	1,081
Reimbursement due to termination of contract (Note 32) – SELIC / CDI	–	97
Reimbursement related to cancelled contracts – CDI	–	10
	1,973	3,407
Liabilities
Loans, financing and debentures (Note 24) – CDI	(3,773)	(4,920)
Loans, financing and debentures (Note 24) – TJLP	(244)	(249)
Advance sales of energy supply - CDI	–	(79)
	(4,017)	(5,248)
Net liabilities exposed	(2,044)	(1,841)

In relation to the most significant interest rate risk, Company estimates that, in a probable scenario, at December 31, 2020 Selic and TJLP rates will be 1.50% and 4.95%, respectively.  The Company has made a sensitivity analysis of the effects on its net income arising from increases in rates of 25% and 50% in relation to the ‘probable’ scenario. Fluctuation in the CDI rate accompanies the fluctuation of Selic rate.

	2019	2020
Risk: Increase in Brazilian interest rates	Book value	‘Probable’ scenario Selic 1.50% TJLP 4.95%	‘Possible’ scenario Selic 1.88% TJLP 6.19%	‘Remote’ scenario Selic 2.25% TJLP 7.43%
Assets
Cash equivalents (Note 6)	326	331	332	333
Marketable securities (Note 7)	753	764	767	770
Restricted cash	12	12	12	12
CVA and Other financial components – SELIC	882	895	899	902
	1,973	2,002	2,010	2,017
Liabilities
Loans and financing (Note 24) – CDI	(3,773)	(3,830)	(3,844)	(3,858)
Loans and financing (Note 24) – TJLP	(244)	(256)	(259)	(262)
	(4,017)	(4,086)	(4,103)	(4,120)
Net assets (liabilities) exposed	(2,044)	(2,084)	(2,093)	(2,103)
Net effect of fluctuation in interest rates		(40)	(49)	(59)